Petroleum and Natural Gas Sales (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
Petroleum and natural gas sales from contracts with customers for the Company's Canadian and U.S. operating segments is set forth in the following table.

	Years Ended December 31
	2022			2021
	Canada	U.S.	Total	Canada	U.S.	Total
Light oil and condensate	$693,043	$777,506	$1,470,549	$480,199	$585,635	$1,065,834
Heavy oil	1,102,076	—	1,102,076	560,696	—	560,696
NGL	30,847	89,658	120,505	18,904	75,611	94,515
Natural gas sales	100,595	95,320	195,915	68,338	78,812	147,150
Total petroleum and natural gas sales	$1,926,561	$962,484	$2,889,045	$1,128,137	$740,058	$1,868,195